Earnings per common share	6 Months Ended
Sep. 30, 2017
Earnings per common share

12. Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect all dilutive potential common shares such as stock options and convertible preferred stock.

The following table sets forth the computation of basic and diluted earnings per common share for the six months ended September 30, 2016 and 2017:

	Six months ended September 30,
	2016	2017
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	379,558	372,549
Less: Net income attributable to preferred shareholders	—	—

Net income attributable to common shareholders	379,558	372,549

Effect of dilutive securities:
Convertible preferred stock	—	—

Net income attributable to common shareholders after assumed conversions	379,558	372,549

	Six months ended September 30,
	2016	2017
	(thousands of shares)
Shares:
Weighted average common shares outstanding	25,204,801	25,366,347

Effect of dilutive securities:
Convertible preferred stock (Note)	165,533	—
Stock options	11,997	7,933

Weighted average common shares after assumed conversions	25,382,331	25,374,280

	Six months ended September 30,
	2016	2017
	(in yen)
Amounts per common share:
Basic net income per common share	15.06	14.69

Diluted net income per common share	14.95	14.68

Note:	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.